Summary of Significant Accounting Policies - Accounting for joint operation (Details) $ in Millions		12 Months Ended
	Jan. 04, 2021	Dec. 31, 2020 USD ($) agreement	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of joint operations [line items]
Number of collaborative agreement | agreement		1
Stock split on bonus issue of shares	2
Stock split from ordinary shares	17
Southern Denmark University collaboration agreement
Disclosure of joint operations [line items]
Compensation cost | $		$ 0.3	$ 0.3	$ 0.0